Future Minimum Rental Commitments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 36,921
2017	26,784
2018	20,547
2019	15,502
2020	11,974
Thereafter	45,924
Total	$ 157,652